Fair Value Disclosures - Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Securities available for sale	$ 679,350	$ 779,347
Loans held for sale, carried at fair value	$ 12,063	$ 26,518	$ 55,470
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Accrued income and other assets	Accrued income and other assets
Liabilities
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other liabilities	Accrued expenses and other liabilities
Collateral Dependent Loans [Abstract]
Loans held for sale, carried at lower of cost or fair value	$ 12,124	$ 28,860	$ 54,419
U.S. agency
Assets
Securities available for sale	9,507	12,101
U.S. agency residential mortgage-backed
Assets
Securities available for sale	81,217	90,458
U.S. agency commercial mortgage-backed
Assets
Securities available for sale	12,297	13,453
Private label mortgage-backed
Assets
Securities available for sale	86,469	93,845
Other asset backed
Assets
Securities available for sale	112,931	194,725
Obligations of states and political subdivisions
Assets
Securities available for sale	302,737	295,677
Corporate
Assets
Securities available for sale	73,250	78,157
Trust preferred
Assets
Securities available for sale	942	931
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Securities available for sale	0	0
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Significant Other Observable Inputs (Level 2)
Assets
Securities available for sale	679,350	779,347
Derivative financial instruments	38,683	39,747
Liabilities
Derivatives	21,835	19,127
Significant Un- observable Inputs (Level 3)
Assets
Securities available for sale	0	0
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Recurring
Assets
Loans held for sale, carried at fair value	12,063	26,518
Capitalized mortgage loan servicing rights	42,243	42,489
Derivative financial instruments	38,683	39,747
Liabilities
Derivatives	21,835	19,127
Collateral Dependent Loans [Abstract]
Loans held for sale, carried at lower of cost or fair value		20,367
Recurring | U.S. agency
Assets
Securities available for sale	9,507	12,101
Recurring | U.S. agency residential mortgage-backed
Assets
Securities available for sale	81,217	90,458
Recurring | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	12,297	13,453
Recurring | Private label mortgage-backed
Assets
Securities available for sale	86,469	93,845
Recurring | Other asset backed
Assets
Securities available for sale	112,931	194,725
Recurring | Obligations of states and political subdivisions
Assets
Securities available for sale	302,737	295,677
Recurring | Corporate
Assets
Securities available for sale	73,250	78,157
Recurring | Trust preferred
Assets
Securities available for sale	942	931
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Loans held for sale, carried at fair value	0	0
Capitalized mortgage loan servicing rights	0	0
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Collateral Dependent Loans [Abstract]
Loans held for sale, carried at lower of cost or fair value		20,367
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. agency
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. agency residential mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Private label mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other asset backed
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate
Assets
Securities available for sale	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Trust preferred
Assets
Securities available for sale	0	0
Recurring | Significant Other Observable Inputs (Level 2)
Assets
Loans held for sale, carried at fair value	12,063	26,518
Capitalized mortgage loan servicing rights	0	0
Derivative financial instruments	38,683	39,747
Liabilities
Derivatives	21,835	19,127
Collateral Dependent Loans [Abstract]
Loans held for sale, carried at lower of cost or fair value		0
Recurring | Significant Other Observable Inputs (Level 2) | U.S. agency
Assets
Securities available for sale	9,507	12,101
Recurring | Significant Other Observable Inputs (Level 2) | U.S. agency residential mortgage-backed
Assets
Securities available for sale	81,217	90,458
Recurring | Significant Other Observable Inputs (Level 2) | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	12,297	13,453
Recurring | Significant Other Observable Inputs (Level 2) | Private label mortgage-backed
Assets
Securities available for sale	86,469	93,845
Recurring | Significant Other Observable Inputs (Level 2) | Other asset backed
Assets
Securities available for sale	112,931	194,725
Recurring | Significant Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets
Securities available for sale	302,737	295,677
Recurring | Significant Other Observable Inputs (Level 2) | Corporate
Assets
Securities available for sale	73,250	78,157
Recurring | Significant Other Observable Inputs (Level 2) | Trust preferred
Assets
Securities available for sale	942	931
Recurring | Significant Un- observable Inputs (Level 3)
Assets
Loans held for sale, carried at fair value	0	0
Capitalized mortgage loan servicing rights	42,243	42,489
Derivative financial instruments	0	0
Liabilities
Derivatives	0	0
Collateral Dependent Loans [Abstract]
Loans held for sale, carried at lower of cost or fair value		0
Recurring | Significant Un- observable Inputs (Level 3) | U.S. agency
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | U.S. agency residential mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | U.S. agency commercial mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Private label mortgage-backed
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Other asset backed
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Obligations of states and political subdivisions
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Corporate
Assets
Securities available for sale	0	0
Recurring | Significant Un- observable Inputs (Level 3) | Trust preferred
Assets
Securities available for sale	0	0
Nonrecurring | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	551	138
Nonrecurring | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure		1,068
Nonrecurring | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	732	415
Nonrecurring | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	33	52
Nonrecurring | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	157	165
Nonrecurring | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	92	25
Nonrecurring | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	192	196
Nonrecurring | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	196	19
Nonrecurring | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	66	87
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure		0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure		0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Other Observable Inputs (Level 2) | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	0	0
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Commercial | Commercial and industrial
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	551	138
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Commercial | Commercial real estate
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure		1,068
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | 1-4 family owner occupied - non-jumbo
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	732	415
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | 1-4 family non-owner occupied
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	33	52
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | 1-4 family - 2nd lien
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	157	165
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Mortgage | Resort lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	92	25
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Installment | Boat lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	192	196
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Installment | Recreational vehicle lending
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	196	19
Nonrecurring | Significant Un- observable Inputs (Level 3) | Collateral Dependent Loans | Installment | Other
Collateral Dependent Loans [Abstract]
Loans receivable, fair value disclosure	$ 66	$ 87